Secured Borrowings (Schedule Of Other Aircraft Secured Debt) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2014 item		Dec. 31, 2013 item		Oct. 03, 2014
Debt Instruments
Outstanding principal balance		$ 3,100,000				$ 75,000
Unamortized discount		(10,548)		(8,433)
Secured borrowings, net		2,335,328		2,254,705
Number of Aircraft Sold	9	8		10
Other Aircraft Secured Borrowings [Member]
Debt Instruments
Weighted average interest rate		3.89%	[1]	4.71%	[1]
Outstanding principal balance		723,023		490,106
Unamortized discount		(6,394)		(2,854)
Secured borrowings, net		$ 716,629		$ 487,252
Other Aircraft Secured Borrowings [Member] | Minimum [Member]
Debt Instruments
Maturity Date		December 2015
Other Aircraft Secured Borrowings [Member] | Maximum [Member]
Debt Instruments
Maturity Date		December 2025

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.